Subsequent events (Details Narrative)	1 Months Ended
Jan. 30, 2026 USD ($) shares
Revenue from subsidiary	$ 27,000,000
Common Stock [Member]
Number of ordinary share sell | shares	10,000
26 Rafael Sdn Bhd [Member]
Consideration amount	$ 140,000,000
26 Rafael Sdn Bhd [Member]
Ownership percentage	100.00%